Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Current portion of long-term bank loans	$ 249,125	$ 166,586
Long-term bank loans, net of current portion and unamortized loan issuance costs	970,039	$ 927,995
Long-Term Debt [Member]
Debt Instrument [Line Items]
December 31, 2024	249,125
December 31, 2025	197,173
December 31, 2026	313,972
December 31, 2027	250,454
December 31, 2028	126,830
December 31, 2029 and thereafter	90,118
Total Long-term bank loans	1,227,672
Unamortized loan issuance costs	(8,508)
Total Long-term bank loans, net	1,219,164
Current portion of long-term bank loans	249,125
Long-term bank loans, net of current portion and unamortized loan issuance costs	$ 970,039